Note 5 - Commitments and Contingencies (Details Textual) a in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Oct. 31, 2019 a	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 ft²
Operating Lease, Expense	$ 100,000	$ 200,000
Area of Real Estate Property | ft²							7,500
Security Deposit				$ 22,000	$ 22,000
Letters of Credit Outstanding, Amount	22,000	22,000			22,000	$ 22,000
Loans Pledged as Collateral	$ 22,000	$ 22,000			$ 22,000	$ 22,000
Subsequent Event [Member]
Area of Real Estate Property | a			0